Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets, retired	$ 93,700	$ 87,300
Intangible assets impairments	55,000
Amortized intangible assets impairments	135,274	0
Amortization of intangible assets	84,869	93,755	$ 93,700
Cash paid for purchases of intangible assets	4,068	13,092	$ 20,112
Cash paid for purchases of intangible assets accrued in prior years	$ 400	2,300
Impairment Of Intangible Asset Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	intangible assets
Impairment Of Intangible Asset Indefinite Lived Excluding Goodwill Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	55.0 million
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets		$ 10,800
Cash paid for purchases of intangible assets current year additions	$ 3,500
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	200
In-Process Research and Development
Finite-Lived Intangible Assets [Line Items]
Intangible assets transfers	$ 6,400